Income Tax and Social contribution - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Deferred Tax Assets Excess Of Possible Recovery	R$ 259,785
Tax losses that are recognized relating to deferred tax liability	R$ 17,270	R$ 670,405